CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (CAD) In Thousands	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Total
Balance at Sep. 30, 2009	40,222	4,652	20,978	65,852
Net income (loss) and comprehensive income (loss)			19,863	19,863
Dividends to common shareholders	0	0	(9,120)	(9,120)
Issuance of common shares	4,166	(1,769)	0	2,397
Shares repurchased	(920)		(2,416)	(3,336)
Stock-based compensation expense		1,098	0	1,098
Total of other equity movements	3,246	(671)	(11,536)	(8,961)
Balance at Sep. 30, 2010	43,468	3,981	29,305	76,754
Net income (loss) and comprehensive income (loss)				10,579
Dividends to common shareholders	0	0	(7,929)	(7,929)
Issuance of common shares	2,681	(589)	0	2,092
Shares repurchased				0
Stock-based compensation expense	0	786	0	786
Total of other equity movements	2,681	197	(7,929)	(5,051)
Balance at Sep. 30, 2011	46,149	4,178	31,955	82,282
Net income (loss) and comprehensive income (loss)	0	0	(43,522)	(43,522)
Dividends to common shareholders	0	0	(6,269)	(6,269)
Issuance of common shares	503	(211)	0	292
Shares repurchased				0
Stock-based compensation expense	0	733	0	733
Total of other equity movements	503	522	(6,269)	(5,244)
Balance at Sep. 30, 2012	46,652	4,700	(17,836)	33,516